Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
Plan investments include the Company’s common stock. Enovis Corporation is the administrator of the Plan. For the year ended December 31, 2025, transactions involving the Company's common stock included sales of approximately $49,598 and purchases of approximately $661,557. For the year ended December 31, 2024, transactions involving the Company's common stock included sales of approximately $122,911 and purchases of approximately $210,704. There was no dividend income with respect to the Company’s common stock in either year. At December 31, 2025 and 2024, net realized losses on sale of the Company’s common stock totaled approximately $14,907 and $15,371, respectively, and net unrealized depreciation of the Company’s common stock totaled approximately $315,428 and $115,383, respectively.

Certain fees of administering the Plan are paid to the Trustee by the Plan. For the year ended December 31, 2025, total fees paid to the Trustee were $331,103. Audit fees for the Plan are paid to the independent registered public accounting firm by the Plan. For the year ended December 31, 2025, total fees paid to an independent registered public accounting firm were $73,000. These transactions qualify as exempt party-in-interest transactions. Notes receivable from participants also qualify as exempt party-in-interest transactions.